Share-Based Compensation - Schedule of Share Options Activity (Details) - Share Options Activity [Member] - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share Options Activity [Line Items]
Number of shares, Beginning balance				14,305	13,866
Weighted average exercise price, Beginning balance				$ 5.57	$ 4.36
Weighted average remaining contractual life (years)		7 years 4 months 13 days	7 years 10 months 13 days	7 years 2 months 23 days	7 years 6 months 29 days
Aggregate intrinsic value, Beginning balance				$ 86,748	$ 240,019
Number of shares, Granted				703	915
Weighted average exercise price, Granted				$ 9.99	$ 14.93
Number of shares, Exercised	[1]			(616)	(536)
Weighted average exercise price, Exercised	[1]			$ 4.06	$ 3.11
Number of shares, Forfeited				(363)	(79)
Weighted average exercise price, Forfeited				$ 7.58	$ 5.27
Number of shares, Ending balance		14,305	13,866	14,029	14,166
Number of shares, Vested and exercisable				8,248	7,139
Weighted average exercise price, Ending balance		$ 5.57	$ 4.36	$ 5.8	$ 5.09
Weighted average exercise price, Vested and exercisable				$ 4.15	$ 3.74
Aggregate intrinsic value, Ending balance		$ 86,748	$ 240,019	$ 144,073	$ 95,000

[1]	The total proceeds received from the exercised shares under the 2023 Plan during the six months ended June 30, 2026 and 2025 was approximately US$2.5 million and US$1.7 million, respectively.